Loans and borrowings (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loans and borrowings
Balance at beginning of period	R$ 98,975	R$ 63,346
Changes in cash	28,728	24,297
Interest paid	(17,620)	(4,491)
Proceeds from loans and borrowings	88,000	62,000	R$ 25,000
Repayment of borrowings	(41,652)	(33,212)	(9,879)
Changes not affecting cash	80,435	11,332
Interest and exchange-rate expenses	17,007	4,761
Additions due to acquisitions	63,428	6,571
Balance at end of period	R$ 208,138	R$ 98,975	R$ 63,346